Capital structure and financing - C.7.4. Call and put options (Details) $ in Millions, $ in Billions	Oct. 12, 2023 USD ($)	Oct. 12, 2023 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 29, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Put option liability			$ 86	$ 0
Tigo-UNE
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in joint venture	50.00%	50.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities	$ 74	$ 300
Undiscounted cash outflow required to repurchase derecognised financial assets		$ 330
Telecomunicaciones Digitales, S.A.
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired					20.00%
Acquisition price					$ 290
Put option liability					$ 290